Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 10,498	$ 8,804	$ 19,756	$ 16,923
Cost of goods sold and services rendered	(7,294)	(6,085)	(13,467)	(11,536)
Gross profit	3,204	2,719	6,289	5,387
Operating expenses
Selling and administrative	(176)	(131)	(328)	(276)
Research and development	(185)	(159)	(316)	(282)
Pre-operating and operational stoppage	(100)	(71)	(149)	(161)
Other operating expenses, net	(604)	(222)	(862)	(480)
Impairment and other results related to non-current assets, net	16	(132)	(104)	(385)
Operating income	2,155	2,004	4,530	3,803
Financial income	122	112	250	228
Financial expenses	(409)	(404)	(827)	(786)
Other financial items, net	(186)	459	138	910
Equity results and other results in associates and joint ventures	100	(68)	136	(9)
Income before income taxes	1,782	2,103	4,227	4,146
Income taxes	(368)	32	(873)	(615)
Net income	1,414	2,135	3,354	3,531
Net income attributable to noncontrolling interests	39	18	86	20
Net income attributable to Vale S.A.'s shareholders	$ 1,375	$ 2,117	$ 3,268	$ 3,511
Ordinary shares [member]
Earnings per share attributable to Vale S.A.'s shareholders
Basic earnings per share	$ 0.32	$ 0.50	$ 0.77	$ 0.82
Diluted earnings per share	$ 0.32	$ 0.50	$ 0.77	$ 0.82